Financial Assets at Fair Value Through Profit or Loss - Schedule of Movement of Financial Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement of Financial Assets [Abstract]
At the beginning of financial years	$ 13,779,649	$ 43,194,607
Additions	336,596,132	71,801,820
Disposal	(262,149,298)	(92,127,812)
Impairment loss recognized in profit or loss		(671,403)
Fair value loss recognized in profit or loss	(6,962,583)	(8,417,563)
At the end of financial year	$ 81,263,900	$ 13,779,649